SEGMENT REPORTING	12 Months Ended
Dec. 31, 2014
SEGMENT REPORTING
SEGMENT REPORTING

16.   SEGMENT REPORTING

The Group’s chief operating decision-maker (“CODM”) has been identified as the Chief Executive Officer, who reviews the operating results of various product distribution channels to make decisions about allocating resources and assessing performance for the entire Group. Prior to the disposal of A&A business in 2014, the Group had four reporting segments, which were e-commerce channel, call center, company-owned stores and franchised stores. Upon the disposal of A&A business, management no longer reviews operating results by channel, therefore, as of December 31, 2014, the Group had only one segment. As the Group’s long-lived assets and revenue are substantially located in and derived from the PRC, no geographical segments are presented.